Statements Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 255,668	$ 295,593
Accounts receivable	363,653	745,002
Subscriptions receivable	0	72,875
Prepaid expenses	34,344	3,019
Loan receivable	1,874	1,874
Total current assets	655,539	1,118,363
Vehicles and Right-of-use assets	343,699	210,257
Total assets	999,238	1,328,620
Current liabilities
Accounts payable and accrued liabilities	1,053,012	589,257
Convertible Note	766,070	0
Derivative liability	794,631	0
Sales tax payable	300,903	102,597
Short-term loan payable	28,051	0
Lease obligations - current	92,736	196,957
Total current liabilities	3,035,403	888,811
Lease obligations	120,167	5,841
Total liabilities	3,155,570	894,652
SHAREHOLDERS' (DEFICIT) EQUITY
Share capital	11,408,737	9,367,691
Subscriptions received in advance	0	100,240
Contributed surplus	3,363,593	3,020,617
Deficit	(16,928,662)	(12,054,580)
Total shareholders' (deficit) equity	(2,156,332)	433,968
Total liabilities and shareholders' equity	$ 999,238	$ 1,328,620